                             THE VANTAGEPOINT FUNDS

               VANTAGEPOINT MODEL PORTFOLIO SAVINGS ORIENTED FUND
             VANTAGEPOINT MODEL PORTFOLIO CONSERVATIVE GROWTH FUND
              VANTAGEPOINT MODEL PORTFOLIO TRADITIONAL GROWTH FUND
               VANTAGEPOINT MODEL PORTFOLIO LONG-TERM GROWTH FUND
              VANTAGEPOINT MODEL PORTFOLIO ALL-EQUITY GROWTH FUND
                         (THE "MODEL PORTFOLIO FUNDS")

      Supplement dated June 30, 2005 to the Prospectus dated May 1, 2005, as amended May 23, 2005

            This supplement changes the disclosure in the Prospectus and provides new information that should be read together with the Prospectus.

The Board of Directors of The Vantagepoint Funds (the "Board") has approved certain reductions to the advisory fees that the Model Portfolio Funds pay to Vantagepoint Investment Advisers, LLC ("VIA"), as described below. VIA expects that, due to the asset growth of the Model Portfolio Funds, it will begin to realize certain economies of scale in providing investment advisory services to these Funds. Believing that investors in the Model Portfolio Funds should share in the benefits of these economies of scale, VIA recommended, and the Board approved, graduated reductions to the advisory fee rates based on Fund asset size (this fee structure is often referred to as a "breakpoint" structure). Under this "breakpoint" fee structure, advisory fees decrease as Fund assets increase to certain levels. This change in advisory fee structure does not impact the other fees that the Model Portfolio Funds pay, including the investment advisory fees of the underlying funds that the Model Portfolio Fund shareholders pay indirectly. The new advisory fee structure, which is effective July 1, 2005, is reflected in the Prospectus as follows:

ANNUAL FUND OPERATING EXPENSES

The Annual Fund Operating Expenses table shows the annual operating expenses you may pay if you buy and hold shares of a Fund, based upon the amounts incurred during the Fund's most recent fiscal year. These expenses, which are calculated as a percentage of average net assets, are deducted from Fund assets and are factored into any quoted share price or investment return. If you invest in a Fund through the Vantagepoint Elite program, other fees may apply.

The following information replaces the data related to the Model Portfolio Funds in the Annual Fund Operating Expenses chart on page 49 of the Prospectus:

                                                                               Other Expenses
                                             Management Fee(+)   -------------------------------------------   Total Annual
                                                                 Underlying Fund    All Other    Total Other    Operating
                                                                    Expenses*       Expenses      Expenses       Expenses
MODEL PORTFOLIO FUNDS
Model Portfolio Savings Oriented Fund        0.10%               0.70%             0.05%         0.75%         0.85%
Model Portfolio Conservative Growth Fund     0.10%               0.76%             0.04%         0.80%         0.90%
Model Portfolio Traditional Growth Fund      0.09%               0.84%             0.04%         0.88%         0.97%
Model Portfolio Long-Term Growth Fund        0.09%               0.88%             0.04%         0.92%         1.01%
Model Portfolio All-Equity Growth Fund       0.10%               1.00%             0.06%         1.06%         1.16%

(+)The Management Fee has been restated to reflect current fees.
*Shareholders in the Model Portfolio Funds indirectly pay the expenses of the underlying Vantagepoint Funds in which the Model Portfolio Funds invest. The figure shown here includes an estimate of this indirect expense, based on each underlying Fund's current expenses (as disclosed in its prospectus) and the approximate target percentages that VIA expects to allocate to each underlying Fund. Underlying Fund Expenses may change over time and will differ depending on the Model Portfolio's asset allocation in the underlying Vantagepoint Funds.

EXAMPLE

The example is intended to help you compare the cost of investing in The Vantagepoint Funds with cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs or returns may be higher or lower, based on these assumptions your costs would be those presented in the example.

The following information replaces the data related to the Model Portfolio Funds in the Example on page 50 of the Prospectus:

        MODEL PORTFOLIO FUNDS**             1 yr       3 yrs      5 yrs    10 yrs
Model Portfolio Savings Oriented Fund     $87        $272       $473       $1,052
Model Portfolio Conservative Growth Fund  $92        $288       $500       $1,112
Model Portfolio Traditional Growth Fund   $99        $310       $539       $1,194
Model Portfolio Long-Term Growth Fund     $104       $323       $560       $1,241
Model Portfolio All-Equity Growth Fund    $119       $370       $642       $1,415

**Reflects an estimate of indirect expenses of underlying Vantagepoint Funds.

MANAGEMENT OF THE FUNDS

Under the "Management of the Funds" section on page 54 of the Prospectus, add the following information:

Starting July 1, 2005, the advisory fees paid to VIA for each Model Portfolio Fund will be calculated as follows:

                  0.10% on assets of $0 up to $500 million
                  0.09% on assets of over $500 million up to $1 billion 0.08% on assets over $1 billion.

                           (Vantagepoint Funds Logo)

                                                            SUPP-011-200506-322A

                             THE VANTAGEPOINT FUNDS

               VANTAGEPOINT MODEL PORTFOLIO SAVINGS ORIENTED FUND
              VANTAGEPOINT MODEL PORTFOLIO CONSERVATIVE GROWTH FUND VANTAGEPOINT MODEL PORTFOLIO TRADITIONAL GROWTH FUND
               VANTAGEPOINT MODEL PORTFOLIO LONG-TERM GROWTH FUND VANTAGEPOINT MODEL PORTFOLIO ALL-EQUITY GROWTH FUND
                          (THE "MODEL PORTFOLIO FUNDS")

   Supplement dated June 30, 2005 to the Statement of Additional Information
                   dated May 1, 2005, as amended May 23, 2005

     This supplement changes the disclosure in the Statement of Additional Information and provides new information that should be read together with the
                      Statement of Additional Information.

ADVISORY FEE CHANGES

The Board of Directors of The Vantagepoint Funds (the "Board") has approved certain reductions to the advisory fees that the Model Portfolio Funds pay to Vantagepoint Investment Advisers, LLC ("VIA"), as described below. VIA expects that, due to the asset growth of the Model Portfolio Funds, it will begin to realize certain economies of scale in providing investment advisory services to these Funds. Believing that investors in the Model Portfolio Funds should share in the benefits of these economies of scale, VIA recommended, and the Board approved, graduated reductions to the advisory fee rates based on Fund asset size (this fee structure is often referred to as a "breakpoint" structure). Under this "breakpoint" fee structure, advisory fees decrease as Fund assets increase to certain levels. This change in advisory fee structure does not impact the other fees that the Model Portfolio Funds pay, including the investment advisory fees of the underlying funds that the Model Portfolio Fund shareholders pay indirectly. The new advisory fee structure, which is effective July 1, 2005, is reflected in the Statement of Additional Information as follows:

The following information replaces the Advisory Fee chart on page 28 of the Statement of Additional Information:

                                  ADVISORY FEE

Name of Fund                                                           Advisory Fee
------------                                                           ------------
Each Fund                                                              0.10% on all assets
         (except the Index Funds and the Model Portfolio Funds)

Each Index Fund                                                        0.05% on all assets

Each Model Portfolio Fund                                              0.10% on assets of $0 up to $500 million
                                                                       0.09% on assets of $500 million to $1 billion
                                                                       0.08% on assets over $1 billion

DIRECTOR INFORMATION

Effective June 30, 2005, Mr. Eddie N. Moore will no longer serve as a Director. This change is reflected in the Statement of Additional Information as follows:

INFORMATION ABOUT THE OFFICERS AND DIRECTORS

Effective June 30, 2005, the information in the chart on .p. 17 in this section regarding Mr. Eddie N. Moore is removed.

COMPENSATION

Under the Compensation section, which begins on p. 20, add the following sentence to p. 21 as a footnote to the table beginning on p. 20 regarding aggregate compensation and to the table on p. 21 regarding compensation adjustments:

Effective June 30, 2005, Mr. Eddie N. Moore no longer serves as a Director.

OWNERSHIP OF FUND SHARES BY THE DIRECTORS

Add the following as a footnote to the table in this section on p. 21:

Effective June 30, 2005, Mr. Eddie N. Moore no longer serves as a Director.

COMMITTEES OF THE BOARD

Add the following sentence to the end of this section on p. 22:

Effective June 30, 2005, Mr. Eddie N. Moore no longer serves as a Director.








             [End of Statement of Additional Information Supplement]